Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Restrictions on Cash and Cash Equivalents
The components of restricted cash were as follows for the periods ended (in thousands):

	December 31, 2024	December 31, 2023
Collection accounts	$43,187	$29,447
Trust accounts	18,700	18,932
Other restricted cash	49,602	43,071
Total restricted cash	$111,489	$91,450